Intangible assets (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of intangible assets

	FIT contracts	BESS contracts	Total
Cost:
Balance, June 30, 2024	$2,110	$-	$2,110
Additions from acquisition (note 19)	16,790	4,130	20,920
Balance, June 30, 2025	$18,900	$4,130	$23,030

Accumulated amortization:
Balance, June 30, 2024	$109	$-	$109
Amortization	1,471	-	1,471
Impairment (note 25)	6,766	646	7,412
Balance, June 30, 2025	$8,346	$646	$8,992
Net Book Value, June 30, 2025	$10,554	$3,484	$14,038

	FIT contracts	BESS contracts	Total
Cost:
Balance, June 30, 2023	$-	$-	$-
Additions from acquisition (note 19)	2,110	-	2,110
Balance, June 30, 2024	$2,110	$-	$2,110

Accumulated amortization:
Balance, June 30, 2023	$-	$-	$-
Amortization	109	-	109
Balance, June 30, 2024	$109	$-	$109
Net Book Value, June 30, 2024	$2,001	$-	$2,001